Material accounting policies (Policies)	12 Months Ended
Dec. 31, 2023
Material accounting policies
Accounting framework

Accounting framework

The consolidated financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of Vermilion Energy Inc. and its subsidiaries. Vermilion’s subsidiaries include entities in each of the jurisdictions that Vermilion operates as described in Note 3 (Segmented information) including: Canada, France, Netherlands, Germany, Ireland, Australia, the United States, and Central and Eastern Europe (Hungary, Slovakia, and Croatia). Vermilion Energy Inc. directly or indirectly through holding companies owns all of the voting securities of each material subsidiary. Transactions between Vermilion Energy Inc. and its subsidiaries have been eliminated.

Vermilion accounts for joint operations by recognizing the Company’s share of assets, liabilities, income, and expenses.

Exploration and evaluation assets

Exploration and evaluation assets

Vermilion classifies costs as exploration and evaluation (“E&E”) assets when they relate to exploring and evaluating an area for which the Company has the license or right to explore and extract resources. E&E costs may include: geological and geophysical costs; land and license acquisition costs; and costs for the drilling, completion, and testing of exploration wells.

E&E costs are reclassified to capital assets if the technical feasibility and commercial viability of the area can be determined. E&E assets are assessed for impairment prior to any reclassification. The technical feasibility and commercial viability of extracting the reserves is considered to be determinable when proved and probable reserves are identified.

Costs incurred prior to the acquisition of the legal rights to explore an area are expensed as incurred. If reserves are not found within the license area or the area is abandoned, the related E&E costs are depreciated over a period not greater than five years. If an exploration license expires prior to the commencement of exploration activities, the cost of the exploration license is written off through depreciation in the year of expiration.

Capital assets

Capital assets

Vermilion recognizes capital assets at cost less accumulated depletion, depreciation, and impairment losses. Costs include directly attributable costs incurred for the drilling, completion, and tie-in of wells and the construction of production and processing facilities.

When components of capital assets are replaced, disposed of, or no longer in use, they are derecognized. Gains and losses on disposal of capital assets are determined by comparing the proceeds of disposal compared to the carrying amount.

Depletion and depreciation

Depletion and depreciation

Capital assets are grouped into depletion units, which are groups of assets within a specific production area that have similar economic lives. Depletion units represent the lowest level of disaggregation for which costs are accumulated for the purposes of calculating depletion and depreciation.

The net carrying value of each depletion unit is depleted using the unit of production method by reference to the ratio of production in the period to the total proved and probable reserves, taking into account the future development costs necessary to bring the applicable reserves into production.

For the purposes of the depletion calculations, oil and gas reserves are converted to a common unit of measure on the basis of their relative energy content based on a conversion ratio of six thousand cubic feet of natural gas to one barrel of oil equivalent.

Impairment of capital assets and exploration and evaluation assets

Impairment of capital assets and exploration and evaluation assets

Depletion units are aggregated into cash generating units (“CGUs”) for impairment testing. CGUs are the lowest level for which there are identifiable cash inflows that are largely independent of cash inflows of other groups of assets. CGUs are reviewed for indicators of potential impairment at each reporting date.

E&E assets are tested for impairment when reclassified to capital assets or when indicators of potential impairment are identified. E&E assets are reviewed for indicators of potential impairment at each reporting date. If indicators of potential impairment are identified, E&E assets are tested for impairment as part of the CGU attributable to the jurisdiction in which the exploration area resides.

If an indicator of potential impairment exists, the CGU’s carrying value is compared to its recoverable amount. A CGU’s recoverable amount is the higher of its fair value less costs of disposal and its value-in-use. If the carrying amount of a CGU exceeds its recoverable amount, an impairment loss is recognized to reduce the carrying value of the CGU to its recoverable amount.

If an impairment loss has been recognized in a prior period, an assessment is performed at each reporting date to determine if there are indicators that the circumstances which led to the impairment loss have reversed. If the change in circumstances results in the recoverable amount being higher than the carrying value after the impairment loss, then the impairment loss (net of depletion that would otherwise have been recorded) is reversed.

Lease obligations and right-of-use assets

Lease obligations and right-of-use assets

A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. At the lease commencement date, a lease obligation is recognized at the present value of future lease payments, typically using the applicable incremental borrowing rate. A corresponding right-of-use asset is recognized at the amount of the lease obligation, adjusted for lease incentives received and initial direct costs. Vermilion does not recognize leases for short-term leases with a lease term of 12 months or less, or leases for low-value assets.

Payments are applied against the lease obligation and interest expense is recognized on the lease obligations using the effective interest rate method. Depreciation is recognized on the right-of-use asset over the lease term.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents include cash on deposit with financial institutions and guaranteed investment certificates.
Crude oil inventory

Crude oil inventory

Crude oil inventory is valued at the lower of cost or net realizable value. The cost of crude oil inventory produced includes related operating expense, royalties, and depletion determined on a weighted-average basis.

Asset retirement obligations

Asset retirement obligations

Vermilion recognizes a provision for asset retirement obligations when an event occurs giving rise to an obligation of uncertain timing or amount. Asset retirement obligations are recognized on the consolidated balance sheet as a long-term liability with a corresponding increase to E&E or capital assets.

Asset retirement obligations reflect the present value of estimated future settlement costs. The discount rate used to calculate the present value is specific to the jurisdiction the obligation relates to and is reflective of current market assessment of the time value of money and risks specific to the liabilities that have not been reflected in the cash flow estimates.

Asset retirement obligations are remeasured at each reporting period to reflect changes in market rates and estimated future settlement costs. Asset retirement obligations are increased each reporting period to reflect the passage of time with a corresponding charge to accretion expense.

Revenue recognition

Revenue recognition

Revenue associated with the sale of crude oil and condensate, natural gas, and natural gas liquids is measured based on the consideration specified in contracts with customers.

Revenue from contracts with customers is recognized when or as Vermilion satisfies a performance obligation by transferring control of crude oil and condensate, natural gas, or natural gas liquids to a customer at contractually specified transfer points. This transfer coincides with title passing to the customer and the customer taking physical possession of the commodity. Vermilion principally satisfies its performance obligations at a point in time and the amounts of revenue recognized relating to performance obligations satisfied over time are not significant.

Vermilion invoices customers for delivered products monthly and payment occurs shortly thereafter. Vermilion does not have any contracts where the period between the transfer of control of the commodity to the customer and payment by the customer exceeds one year. As a result, Vermilion does not adjust its revenue transactions to reflect significant financing components.

Financial instruments

Financial instruments

On initial recognition, financial instruments are measured at fair value. Measurement in subsequent periods depends on the classification of the financial instrument as described below:

●	Fair value through profit or loss ("FVTPL"): Financial instruments under this classification include cash and cash equivalents and derivative assets and liabilities. Transaction costs under this classification are expensed as incurred.
●	Fair value through other comprehensive income ("FVTOCI"): Financial instruments under this classification include derivative assets, investment in securities, and liabilities where hedge accounting is applied. Transaction costs under this classification are expensed as incurred.
●	Amortized cost: Financial instruments under this classification include accounts receivable, accounts payable and accrued liabilities, dividends payable, lease obligations, and long-term debt. Transaction costs under this classification are included in the measurement of the financial instrument.

Accounts receivable are measured net of a loss allowance equal to the lifetime expected credit loss.

Equity based compensation

Equity based compensation

Equity based compensation expense results from equity-settled awards issued under Vermilion’s long-term share-based compensation plans as well as the grant date fair value of Vermilion common shares issued under the Company’s bonus and employee share savings plans.

Vermilion’s long-term share-based compensation plans consist of the Long-term Incentive Plan (“LTIP”) and the Deferred Share Unit Plan ("DSU"). Equity-settled awards issued under the LTIP vest over a period of one to three years and awards issued under the DSU vest immediately upon granting.

Equity based compensation expense for equity-settled plans is recognized over the vesting period with a corresponding adjustment to contributed surplus. The expense recognized is based on the grant date fair value of the awards, an estimate of the performance factor that will be achieved (if applicable), and an estimate of forfeiture rates based on historical vesting data. Dividends notionally accrue to the LTIP and are excluded in the determination of grant date fair values. When the awards are converted to Vermilion common shares, the amount recognized in contributed surplus is reclassified to shareholders’ capital.

The grant date fair value of awards or Vermilion common shares issued is determined as the closing price of Vermilion’s common shares on the Toronto Stock Exchange on the grant date.

Per share amounts

Per share amounts

Basic net (loss) earnings per share is calculated by dividing net (loss) earnings by the weighted-average number of shares outstanding during the period.

Diluted net (loss) earnings per share is calculated by dividing net (loss) earnings by the diluted weighted-average number of shares outstanding during the period. The diluted weighted-average number of shares outstanding is the sum of the basic weighted-average number of shares outstanding and (to the extent inclusion reduces diluted net (loss) earnings per share) the number of shares issuable for equity-settled awards determined using the treasury stock method. The treasury stock method assumes that the unrecognized equity based compensation expense are deemed proceeds used to repurchase Vermilion common shares at the average market price during the period.

Foreign currency translation

Foreign currency translation

Vermilion Energy Inc.’s functional and presentation currency is the Canadian dollar. Vermilion has subsidiaries that transact and operate in countries other than Canada and have functional currencies other than the Canadian dollar.

Foreign currency translation includes the translation of foreign currency transactions and the translation of foreign operations.

Foreign currency transaction translation occurs when translating transactions and balances in foreign currencies to the applicable functional currency of Vermilion Energy Inc. and its subsidiaries. Gains and losses from foreign currency transactions are recorded as foreign exchange gains or losses in the statement of Net (loss) earnings. Foreign currency transaction translation occurs as follows:

●	Income and expenses are translated at the prevailing rates on the date of the transaction.
●	Non-monetary assets or liabilities are carried at the prevailing rates on the date of the transaction.
●	Monetary items, including intercompany loans that are not deemed to represent net investments in a foreign subsidiary, are translated at the prevailing rates at the balance sheet date.

Foreign operation translation occurs when translating the financial statements of non-Canadian functional currency subsidiaries to the Canadian dollar and when translating intercompany loans that are deemed to represent net investments in a foreign subsidiary. Gains and losses from foreign operation translations are recorded as currency translation adjustments in the statement of comprehensive income. Foreign operation translation occurs as follows:

●	Income and expenses are translated at the average exchange rates for the period.
●	Assets and liabilities are translated at the prevailing rates on the balance sheet date.

Income taxes

Income taxes

Deferred tax assets and liabilities are calculated using the balance sheet method. Deferred tax assets and liabilities are recognized for the estimated effect of any temporary differences between the amounts recognized on Vermilion’s consolidated balance sheet and the respective tax basis. This calculation uses enacted or substantively enacted tax rates that are expected to be in effect when the temporary differences are expected to reverse. The effect of a change in tax rates on deferred taxes is recognized in the period the related legislation is substantively enacted.

Deferred tax assets are recognized to the extent that it is probable that future taxable profits will be available against which the deductible temporary differences can be used. Deferred tax assets are reviewed at each reporting date and are reduced to the extent it is no longer probable that the related tax benefit will be realized.

Business combinations

Business combinations

Acquisitions of corporations or groups of assets are accounted for as business combinations using the acquisition method if the acquired assets constitute a business. Under the acquisition method, assets acquired and liabilities assumed in a business combination (with the exception of deferred tax assets and liabilities) are measured at their fair values. Deferred tax assets or liabilities arising from the assets acquired and liabilities assumed are measured in accordance with the policies described in "Income taxes" above.

If applicable, the excess or deficiency of the fair value of net assets acquired compared to consideration paid is recognized as a gain on business combination or as goodwill on the consolidated balance sheet. Acquisition-related costs incurred to effect a business combination are expensed in the period incurred.

As part of the assessment to determine if the acquisition constitutes a business, Vermilion may elect to apply the concentration test on a transaction by transaction basis. The test is met if substantially all of the fair value related to the gross assets acquired is concentrated in a single identifiable asset (or group of similar assets) resulting in the acquisition not being deemed a business and recorded as an asset acquisition.

Segmented information

Segmented information

Vermilion has a decentralized business unit structure designed to manage assets in each country the Company operates. Each of Vermilion’s operating segments derives its revenues solely from the production and sale of petroleum and natural gas.

Vermilion’s Corporate segment aggregates costs incurred at the Company’s Corporate head office located in Calgary, Alberta, Canada as well as costs incurred relating to Vermilion’s exploration and production activities in Hungary, Slovakia, and Croatia (Central and Eastern Europe). These operating segments have similar economic characteristics as they do not currently generate material revenue.

Vermilion’s chief operating decision maker regularly reviews fund flows from operations generated by each of Vermilion’s operating segments. Fund flows from operations is a measure of profit or loss that provides the chief operating decision maker with the ability to assess the profitability of each operating segment and, correspondingly, the ability of each operating segment to fund its share of dividends, asset retirement obligations, and capital investments.

Management judgments and estimation uncertainty

Management judgments and estimation uncertainty

The preparation of the consolidated financial statements in accordance with IFRS requires management to make judgments, estimates, and assumptions that affect the reported amount of assets, liabilities, income, and expenses. Actual results could differ significantly from these estimates. Key areas where management has made judgments, estimates, and assumptions are described below.

The determination of whether indicators of impairment or impairment reversals:

●	Determining whether there are indicators of impairment or impairment reversals are based on management's assessments of the changes in estimates for future commodity prices, costs, discount rates, or reserves. Changes in these estimates and assumptions can directly impact the calculated fair value of capital assets and therefore could be indicators of impairment or impairment reversals. In addition, change in the Vermilion's market capitalization relative to its book value could be an indicator of impairment.

The measurement of the fair value of capital assets acquired in a business combination and the determination of the recoverable amount of cash generating units ("CGU"):

●	Calculating the fair value of capital assets acquired in a business combination and the recoverable amount of CGUs (in the assessment of impairments or reversals of previous impairments if indicators of impairment or impairment reversal are identified) are based on estimated future commodity prices, discount rates and estimated reserves. Reserve estimates are based on: engineering data, estimated future commodity prices, expected future rates of production, and assumptions regarding the timing and amount of future expenditures. Changes in these estimates and assumptions can directly impact the calculated fair value of capital assets acquired (and thus the resulting goodwill or gain on business combination) and the recoverable amount of a CGU (and thus the resulting impairment loss or recovery).
●	In addition, the recoverable amount of a CGU is impacted by the composition of CGUs, which are subject to management’s judgment of the lowest level at which there are identifiable cash inflows that are largely independent of the cash inflows of other groups of assets. The factors used by Vermilion to determine CGUs vary by jurisdiction due to their unique operating and geographic conditions. In general, Vermilion will assess the following factors: geographic proximity of the assets within a group to one another, geographic proximity of the group of assets to other groups of assets, homogeneity of the production from the group of assets and the sharing of infrastructure used to process and/or transport production. Changes in these judgments can directly impact the calculated recoverable amount of a CGU (and thus the resulting impairment loss or recovery).

The measurement of the carrying value of asset retirement obligations on the balance sheet, including the fair value and subsequent carrying value of asset retirement obligations assumed in a business combination:

●	Asset retirement obligations are based on judgments regarding regulatory requirements, estimates of future costs, assumptions on the expected timing of expenditures, and estimates of the underlying risk inherent to the obligation. The carrying balance of asset retirement obligations and accretion expense may differ due to changes in: laws and regulations, technology, the expected timing of expenditures, and market conditions affecting the discount rate applied.

The recognition and measurement of deferred tax assets and liabilities:

●	Tax interpretations, regulations, and legislation in the various jurisdictions in which Vermilion and its subsidiaries operate are subject to change and interpretation. Changes in laws and interpretations can affect the timing of the reversal of temporary tax differences, the tax rates in effect when such differences reverse and Vermilion’s ability to use tax losses and other tax pools in the future. The Company’s income tax filings are subject to audit by taxation authorities in numerous jurisdictions and the results of such audits may increase or decrease the tax liability. The determination of tax amounts recognized in the consolidated financial statements are based on management’s assessment of the tax positions, which includes consideration of their technical merits, communications with tax authorities and management’s view of the most likely outcome.
●	The extent to which deferred tax assets are recognized are based on estimates of future profitability. These estimates are based on estimated future commodity prices and estimates of reserves. Judgments, estimates, and assumptions inherent in reserve estimates are described above.

The measurement of lease obligations and corresponding right-of-use assets:

●	The measurement of lease obligations are subject to management’s judgments of the applicable incremental borrowing rate and the expected lease term. The carrying balance of the right-of-use assets, lease obligations, and the resulting interest and depletion and depreciation expense, may differ due to changes in the market conditions and expected lease terms. Applicable incremental borrowing rates are based on judgments of the economic environment, term, currency, and the underlying risk inherent to the asset. Lease terms are based on assumptions regarding cancellation and extension terms that allow for operational flexibility based on future market conditions.